SECURITIES AVAILABLE FOR SALE (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Amortized Cost
Due in one year or less	$ 13,358,995
Due after one year through five years	11,438,149
Due after five years through ten years	10,640,111
Due after ten years	19,226,794
Available for Sale, Amortized Cost	86,381,381
Fair Value
Due in one year or less	13,468,827
Due after one year through five years	11,728,731
Due after five years through ten years	11,126,670
Due after ten years	19,873,196
Fair Value	88,280,080	85,575,351
Other information
Carrying amount of securities pledged to secure deposits	77,431,000	78,425,000
Maximum percentage of holdings of securities of any one issuer, other than the U.S. Government and its agencies	10.00%
Proceeds from securities sold	5,283,819	7,816,152
Gross realized gains	167,978	455,048
Gross realized losses		128
Tax related to net realized gains and losses	56,273	161,497
Other securities
Amortized Cost
Securities without a single maturity date	248,501
Fair Value
Securities without a single maturity date	248,501
Fair Value	248,501	3,501
Mortgage-backed: residential
Amortized Cost
Securities without a single maturity date	31,468,831
Fair Value
Securities without a single maturity date	31,834,155
Fair Value	$ 31,834,154	$ 25,613,419